Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax (benefit) expense attributable to operations:
Current tax expense (benefit)	$ 21	$ 9,567	$ 4,774
Deferred tax (benefit) expense	2,922	(14,008)	(7,907)
Total income tax (benefit) expense attributable to operations	2,943	(4,441)	(3,133)
Income tax effect on equity:
Attributable to unrealized losses gains for the year	1,184	(6,277)	3,397
Total income tax effect on equity	$ 4,127	$ (10,718)	$ 264